SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION (Details) (USD $)	Dec. 31, 2014
Initial cost to the Partnership
Land	$ 4,829,573
Total	4,829,573
Gross Amount at Which Carried at End of Period
Land	4,829,573
Total	4,829,573
Tombstone, AZ | Wireless Communication
Initial cost to the Partnership
Land	593,201
Total	593,201
Gross Amount at Which Carried at End of Period
Land	593,201
Total	593,201
Rosemont, IL | Outdoor Advertising
Initial cost to the Partnership
Land	970,675
Total	970,675
Gross Amount at Which Carried at End of Period
Land	970,675
Total	970,675
Los Angeles, CA | Wireless Communication
Initial cost to the Partnership
Land	331,241
Total	331,241
Gross Amount at Which Carried at End of Period
Land	331,241
Total	331,241
Grand Prairie, TX | Outdoor Advertising
Initial cost to the Partnership
Land	300,467
Total	300,467
Gross Amount at Which Carried at End of Period
Land	300,467
Total	300,467
Houston, TX | Outdoor Advertising
Initial cost to the Partnership
Land	240,458
Total	240,458
Gross Amount at Which Carried at End of Period
Land	240,458
Total	240,458
Largo, FL | Outdoor Advertising
Initial cost to the Partnership
Land	132,383
Total	132,383
Gross Amount at Which Carried at End of Period
Land	132,383
Total	132,383
Phoenix, AZ | Outdoor Advertising
Initial cost to the Partnership
Land	323,875
Total	323,875
Gross Amount at Which Carried at End of Period
Land	323,875
Total	323,875
Saint Petersburg, FL | Outdoor Advertising
Initial cost to the Partnership
Land	200,400
Total	200,400
Gross Amount at Which Carried at End of Period
Land	200,400
Total	200,400
Terrell, TX | Outdoor Advertising
Initial cost to the Partnership
Land	46,442
Total	46,442
Gross Amount at Which Carried at End of Period
Land	46,442
Total	46,442
West Palm Beach, FL | Outdoor Advertising
Initial cost to the Partnership
Land	287,159
Total	287,159
Gross Amount at Which Carried at End of Period
Land	287,159
Total	287,159
New York, NY | Wireless Communication
Initial cost to the Partnership
Land	1,403,272
Total	1,403,272
Gross Amount at Which Carried at End of Period
Land	1,403,272
Total	$ 1,403,272